REVENUE - Disaggregation of revenue (Details) t in Thousands, $ in Thousands, ft³ in Billions	1 Months Ended		12 Months Ended
	Jul. 31, 2022 t	Jul. 31, 2021 t	Dec. 31, 2023 USD ($) $ / barrel t	Dec. 31, 2022 USD ($) t	Dec. 31, 2021 USD ($)	Mar. 31, 2021 ft³
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 298,429	$ 267,740	$ 260,273
Oil price per barrel (in dollars per barrel) | $ / barrel			60
Capacity, cubic feet | ft³						500.0
Contract with customer, liability, noncurrent			$ 6,276	54,018
Decrease in revenue, demurrage cost			300	1,600
Decrease in revenue, liquidated damages			600	$ 600
Other operating income
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, overproduction to compensate 2022 underutilization			$ 15,700
Hilli LLC
Disaggregation of Revenue [Line Items]
2022 Underutilization, tons | t			40
Annual capacity, tons | t				1,400
2023 Contracted capacity, tons | t			1,440
Capacity utilization of Hilli (in tons) | t	200	200
Utilization (in tons) | t			1,400
Hilli LLC | Maximum
Disaggregation of Revenue [Line Items]
Capacity utilization of Hilli (in tons) | t	400
Hilli | Underutilization liability
Disaggregation of Revenue [Line Items]
Contract with customer, liability, noncurrent				$ 35,800
Golar Tundra
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 13,800	14,400
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues			204,501	204,501	204,501
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues			245,418	213,970	221,020
Amortization of deferred commissioning period billing			4,120	4,120	4,120
Amortization of Day 1 gains			12,541	22,608	9,712
Overproduction/underutilization			20,129	(20,089)	3,249
Incremental base tolling fee			5,000	5,000	0
Other			(873)	(2,170)	(562)
Liquefaction services revenue | Sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, overproduction to compensate 2022 underutilization			20,100
Vessel management fees and other revenues
Disaggregation of Revenue [Line Items]
Total operating revenues			35,086	44,085	27,777
Management fee revenue			20,983	27,916	27,411
Service revenue			13,798	14,423	0
Other revenues			305	1,746	$ 366
Sub-leasing income			100	400
Vessel management fees and other revenues | FLNG
Disaggregation of Revenue [Line Items]
Other revenues			$ 0	$ 900